Equity Method Investments	12 Months Ended
Nov. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments	Equity Method Investments
We have a minority interest in Grand Bahama Shipyard Ltd. (“Grand Bahama”), a ship repair and maintenance facility. Grand Bahama provided services to us of $12 million in 2022, $11 million in 2021 and $38 million in 2020. As of November 30, 2022, our investment in Grand Bahama was $43 million, consisting of $10 million in equity and a loan of $33 million. As of November 30, 2021, our investment in Grand Bahama was $47 million, consisting of $14 million in equity and a loan of $33 million.

We have a minority interest in the White Pass & Yukon Route (“White Pass”) that includes port, railroad and retail operations in Skagway, Alaska. White Pass provided an immaterial amount of services to us in 2022, 2021 and 2020. As a result of the effects of the pause and subsequent resumption of our guest cruise operations on the 2022 and 2021 Alaska seasons, we evaluated whether our investment in White Pass was other than temporarily impaired and performed impairment assessments. As a result of our assessments, we recognized impairment charges for 2022 and 2021 of $30 million and $17 million in other income (expense), net. As of November 30, 2022, our investment in White Pass was $50 million, consisting of $18 million in equity and a loan of $32 million. As of November 30, 2021, our investment in White Pass was $76 million, consisting of $49 million in equity and a loan of $27 million.
We have a minority interest in CSSC Carnival Cruise Shipping Limited (“CSSC-Carnival”), a China-based cruise company which will operate its own fleet designed to serve the Chinese market. We provided an immaterial amount of services to CSSC-Carnival during both 2022 and 2021 and we paid CSSC-Carnival a total of $55 million for the lease of ships during 2021. As of November 30, 2022 and 2021, our investment in CSSC-Carnival was $70 million and $119 million. During 2020, we sold to CSSC-Carnival a controlling interest in an entity with full ownership of two EA segment ships and recognized a related gain of $107 million, included in other operating expenses in our Consolidated Statements of Income (Loss). During 2021, we sold to CSSC-Carnival our remaining $283 million investment in the minority interest of the same entity. During 2022 we did not make any capital contributions to CSSC-Carnival. During 2021 we made capital contributions to CSSC-Carnival in the amount of $90 million.